UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INFLATION MANAGMENT FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	July 31, 2008

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 56.4%
Australia - 2.6%
760,000	AUD	Australia Government, Bonds, 4.000% due 8/20/20	$1,134,048

Canada - 2.6%
		Government of Canada, Bonds:
714,734	CAD	4.000% due 12/1/31	1,031,215
100,020	CAD	3.000% due 12/1/36	130,020

		Total Canada	1,161,235

France - 19.0%
875,482	EUR	French Treasury Note, 1.250% due 7/25/10	1,343,151
		Government of France:
110,000	EUR	5.750% due 10/25/32	194,617
73,926	EUR	1.800% due 7/25/40	106,216
		Bonds:
1,538,071	EUR	3.000% due 7/25/09	2,406,002
1,033,776	EUR	3.000% due 7/25/12	1,672,798
246,937	EUR	2.500% due 7/25/13	390,228
160,000	EUR	3.750% due 4/25/17	236,291
247,385	EUR	3.400% due 7/25/29	457,754
581,482	EUR	3.150% due 7/25/32	1,067,655
1,000,000	EUR	Strip Principal (STRIPS), zero coupon bond to yield 4.080% due 10/25/32	492,459

		Total France	8,367,171

Germany - 6.0%
812,146	EUR	Bundesobligation, Inflation Linked, 2.250% due 4/15/13	1,273,851
		Bundesrepublik Deutschland:
696,612	EUR	1.500% due 4/15/16	1,041,061
210,000	EUR	4.000% due 7/4/16	319,928

		Total Germany	2,634,840

Japan - 2.8%
132,441,000	JPY	Government of Japan CPI Linked Bond, 1.100% due 9/10/16	1,225,088

Sweden - 3.2%
5,530,000	SEK	Government of Sweden, Bonds, 3.500% due 12/1/28	1,407,000

United Kingdom - 20.2%
162,519	GBP	United Kingdom Gilt, 0.750% due 11/22/47	350,778
		United Kingdom Treasury Gilt:
130,000	GBP	2.500% due 8/16/13	631,944
513,483	GBP	1.250% due 11/22/55	1,372,605
		Bonds:
50,000	GBP	2.500% due 5/20/09	268,722
100,000	GBP	2.500% due 8/23/11	576,406
220,000	GBP	2.500% due 7/26/16	1,206,319
133,218	GBP	1.250% due 11/22/17	259,395
245,000	GBP	2.500% due 4/16/20	1,397,604
83,645	GBP	1.875% due 11/22/22	178,553
95,000	GBP	2.500% due 7/17/24	489,220
212,000	GBP	4.125% due 7/22/30	1,091,776
128,000	GBP	4.250% due 6/7/32	237,367
250,000	GBP	2.000% due 1/26/35	805,778

		Total United Kingdom	8,866,467

		TOTAL SOVEREIGN BONDS (Cost - $23,121,455)	24,795,849

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 3.0%
FINANCIALS - 2.8%
Capital Markets - 0.3%
150,000		Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (a)	$90,868
27,000	EUR	RBS Capital Trust C, 4.243% due 1/12/16 (b)(c)	31,787

		Total Capital Markets	122,655

Commercial Banks - 1.0%
50,000	EUR	Commerzbank Capital Funding Trust I, 5.012% due 4/12/16 (b)(c)	61,259
100,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)	57,376
40,000	EUR	HT1 Funding GmbH, 6.352% due 6/30/17 (b)(c)	48,984
100,000	EUR	Royal Bank of Scotland Group PLC, Junior Subordinated Debentures, 7.092% due 9/29/17 (b)(c)	132,278
13,000	EUR	Royal Bank of Scotland PLC, Medium-Term Notes, 5.555% due 7/3/14 (b)(c)	16,786
100,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (b)(c)	123,113

		Total Commercial Banks	439,796

Diversified Financial Services - 0.8%
100,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (b)(c)	111,467
100,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (b)(c)	120,665
50,000	GBP	Network Rail Infrastructure Finance PLC, Medium-Term Notes, 1.375% due 11/22/37	110,273

		Total Diversified Financial Services	342,405

Insurance - 0.5%
200,000	EUR	ELM BV, 5.252% due 5/29/16 (b)(c)	244,345

Thrifts & Mortgage Finance - 0.2%
		Countrywide Financial Corp.:
70,000		6.250% due 5/15/16	60,388
20,000		Medium-Term Notes, 5.800% due 6/7/12	18,781

		Total Thrifts & Mortgage Finance	79,169

		TOTAL FINANCIALS	1,228,370

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
50,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18	90,228

		TOTAL CORPORATE BONDS & NOTES (Cost - $1,490,998)	1,318,598

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.3%
U.S. Government Agency - 0.4%
160,000		Tennessee Valley Authority, 5.500% due 6/15/38	164,980

U.S. Government Obligations - 5.9%
2,400,000		U.S. Treasury Notes, 3.375% due 6/30/13	2,412,377
		U.S. Treasury Strip Principal (STRIPS):
160,000		Zero coupon bond to yield 5.420% due 11/15/21	85,741
310,000		Zero coupon bond to yield 4.363% due 2/15/36	86,247

		Total U.S. Government Obligations	2,584,365

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,722,650)	2,749,345

U.S. TREASURY INFLATION PROTECTED SECURITIES - 18.1%
		U.S. Treasury Bonds, Inflation Indexed:
1,717,680		2.375% due 1/15/25 (d)	1,788,536
338,266		2.000% due 1/15/26	331,474
42,957		2.375% due 1/15/27	44,390
1,057,826		3.625% due 4/15/28	1,299,473
197,612		3.875% due 4/15/29	252,696

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

FACE AMOUNT†		SECURITY	VALUE
683,273		3.375% due 4/15/32	$843,575
		U.S. Treasury Notes, Inflation Indexed:
1,030,045		3.875% due 1/15/09 (d)	1,048,313
1,897,712		0.875% due 4/15/10	1,908,685
32,734		2.375% due 4/15/11	34,092
287,165		2.000% due 1/15/14	298,763
124,764		1.625% due 1/15/15	126,772

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $7,909,841)	7,976,769

CONTRACTS
PURCHASED OPTIONS - 0.3%
45	EUR	Euribor Futures, Call @ $95.25, expires 12/15/08	0
17	EUR	Euribor Futures, Call @ $95.50, expires 6/15/09	0
75	EUR	Euribor Futures, Call @ $97.00, expires 9/15/08	0
6	EUR	Euro-BOBL Futures, Call @ $112.00, expires 8/22/08	0
20	EUR	Euro-BOBL Futures, Call @ $113.00, expires 8/22/08	0
16	EUR	Euro-BOBL Futures, Call @ $106.00, expires 8/22/08	0
43	EUR	Euro-BOBL Futures, Call @ $107.50, expires 8/22/08	0
48		Eurodollar Futures, Call @ $96.75, expires 3/16/09	52,200
29		Eurodollar Futures, Call @ $97.00, expires 12/15/08	15,950
25		Eurodollar Futures, Call @ $97.00, expires 9/12/08	4,531
53		Eurodollar Futures, Call @ $97.00, expires 9/15/08	30,806
17		Eurodollar Futures, Put @ $94.00, expires 12/15/08	106
19	GBP	LIBOR Futures, Call @ $93.75, expires 9/17/08	0
16	GBP	LIBOR Futures, Call @ $94.00, expires 12/17/08	0
41	GBP	LIBOR Futures, Call @ $94.00, expires 12/17/08	0
33	GBP	LIBOR Futures, Call @ $94.50, expires 3/18/09	0
69	GBP	LIBOR Futures, Call @ $95.00, expires 3/18/09	0
39	GBP	LIBOR Futures, Call @ $95.75, expires 6/17/09	0
54	GBP	LIBOR Futures, Call @ $96.00, expires 6/17/09	0
50	GBP	LIBOR Futures, Put @ $91.25, expires 6/17/09	0
58	GBP	LIBOR Futures, Put @ $92.63, expires 12/17/08	0
4		U.S. Treasury 2-Year Notes Futures, Call @ $106.00, expires 8/22/08	2,250
21		U.S. Treasury 5-Year Notes Futures, Call @ $111.00, expires 8/22/08	17,883
22		U.S. Treasury 10-Year Notes Futures, Call @ $116.50, expires 8/22/08	6,985
10		U.S. Treasury Bonds Futures, Call @ $119.00, expires 8/22/08	2,188

		TOTAL PURCHASED OPTIONS (Cost - $108,656)	132,899

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $35,353,600)	36,973,460

FACE AMOUNT†
SHORT-TERM INVESTMENT - 13.7%
Repurchase Agreement - 13.7%
6,050,000		Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity - $6,050,358; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/19; Market value - $6,203,001) (Cost - $6,050,000)	6,050,000

		TOTAL INVESTMENTS - 97.8% (Cost - $41,403,600#)	43,023,460
		Other Assets in Excess of Liabilities - 2.2%	951,999

		TOTAL NET ASSETS - 100.0%	$43,975,459

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
31	Euro-BOBL Futures, Call	8/22/08	$108.00	$0
53	Eurodollar Futures, Call	9/15/08	97.25	6,625
55	LIBOR Futures, Put	12/17/08	94.25	0
10	LIBOR Futures, Put	6/17/09	94.25	0
21	U.S. Treasury 5-Year Notes Futures, Call	8/22/08	112.50	5,250
10	U.S. Treasury Bonds Futures, Call	8/22/08	116.00	8,906

	Total Written Options (Premiums Received - $20,716)			$20,781

Abbreviations used in this schedule:

AUD	— Australian Dollar
BOBL	— Bundesobligationen (Federal Obligation)
CAD	— Canadian Dollar
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
SEK	— Swedish Krona
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Inflation Management Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). Effective September 2, 2008, the name of the Fund changed to Legg Mason Partners Global Inflation Management Fund. The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Notes to Schedule of Investments (unaudited) (continued)

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,003,018
Gross unrealized depreciation	(383,158)

Net unrealized appreciation	$1,619,860

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	7	12/08	$1,686,973	$1,697,588	$10,615
LIBOR	25	6/09	5,855,071	5,861,483	6,412

					$17,027

Contracts to Sell:
Eurodollar	11	3/09	2,665,795	2,665,162	633
Japan Government Bonds 10 Year	1	9/08	1,235,843	1,261,945	(26,102)
LIBOR	8	12/08	1,863,636	1,867,554	(3,918)

					$(29,387)

Net Unrealized Loss on Open Futures Contracts					$(12,360)

During the period ended July 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Written options, outstanding October 31, 2007	—	—
Options written	329	$80,480
Options closed	(149)	(59,764)
Options expired	—	—

Written options, outstanding July 31, 2008	180	$20,716

At July 31, 2008, the Fund had the following open forward foreign currency contracts:

Forward Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	80,000	$75,266	8/5/08	$(2,774)
Australian Dollar	1,491,840	1,403,564	8/5/08	(36,808)
British Pound	265,000	524,678	8/5/08	3,886
British Pound	100,000	197,992	8/5/08	3,531
British Pound	304,785	603,449	8/5/08	13,110
British Pound	280,126	554,627	8/5/08	9,627
British Pound	270,000	534,577	8/5/08	(3,533)
British Pound	159,061	314,928	8/5/08	(1,445)
British Pound	382,115	751,428	11/5/08	(8,573)
British Pound	114,000	224,181	11/5/08	(2,494)
Canadian Dollar	202,294	197,240	8/5/08	(3,250)
Canadian Dollar	597,316	582,393	8/5/08	(7,607)
Canadian Dollar	200,634	195,421	11/5/08	(4,579)
Canadian Dollar	799,610	778,834	11/5/08	(11,513)
Euro	174,242	271,597	8/5/08	(5,142)
Euro	419,079	653,235	8/5/08	3,235
Euro	770,614	1,201,187	8/5/08	1,187
Euro	1,322,973	2,062,171	8/5/08	(33,418)
Euro	367,634	573,046	8/5/08	(12,319)
Euro	196,065	305,615	8/5/08	(3,776)
Euro	303,000	470,002	11/5/08	(9,998)
Hong Kong Dollar	1,300,000	166,635	8/5/08	(600)

Notes to Schedule of Investments (unaudited) (continued)

Contracts to Buy (continued)
Hong Kong Dollar	1,300,000	$166,898	11/5/08	$(57)
Japanese Yen	36,437,815	337,185	8/5/08	(18,181)
Japanese Yen	142,072,013	1,314,694	8/5/08	(70,698)
Japanese Yen	24,847,200	229,929	8/5/08	(10,071)
Japanese Yen	21,545,000	199,371	8/5/08	(629)
Japanese Yen	18,180,000	168,233	8/5/08	(2,978)
Japanese Yen	36,437,815	338,999	11/5/08	(3,748)
Japanese Yen	52,877,500	491,945	11/5/08	(8,055)
Japanese Yen	28,089,626	261,332	11/5/08	(955)
Japanese Yen	136,894,213	1,273,594	11/5/08	(9,809)
Swedish Krona	1,295,096	213,881	8/5/08	(5,963)
Swedish Krona	1,563,082	258,137	8/5/08	(3,949)
Swedish Krona	295,096	48,479	11/5/08	(451)

				(248,797)

Contracts to Sell:
Australian Dollar	244,221	$229,770	8/5/08	$1,459
Australian Dollar	1,247,619	1,173,794	8/5/08	(11,450)
Australian Dollar	80,000	75,266	8/5/08	(626)
Australian Dollar	51,903	48,258	11/5/08	1,742
Australian Dollar	80,000	74,382	11/5/08	2,738
Australian Dollar	1,491,840	1,387,078	11/5/08	36,481
British Pound	448,555	888,101	8/5/08	(11,903)
British Pound	51,000	100,976	8/5/08	(1,389)
British Pound	195,418	386,911	8/5/08	(4,715)
British Pound	60,000	118,795	8/5/08	(2,214)
British Pound	100,000	197,992	8/5/08	(1,157)
British Pound	60,000	118,795	8/5/08	(104)
British Pound	150,000	296,987	8/5/08	983
British Pound	200,000	395,983	8/5/08	2,757
British Pound	114,000	225,710	8/5/08	2,518
British Pound	100,000	196,650	11/5/08	1,537
British Pound	270,000	530,954	11/5/08	3,517
British Pound	133,487	262,501	11/5/08	(214)
British Pound	200,000	393,299	11/5/08	2,543
British Pound	159,061	312,794	11/5/08	1,488
Canadian Dollar	799,610	779,632	8/5/08	11,277
Canadian Dollar	140,000	136,362	11/5/08	1,671
Euro	1,322,973	2,062,171	8/5/08	32,624
Euro	367,634	573,046	8/5/08	8,331
Euro	170,000	264,986	8/5/08	153
Euro	900,000	1,402,866	8/5/08	10,530
Euro	240,000	374,098	8/5/08	(2,746)
Euro	250,000	389,685	8/5/08	(1,343)
Euro	1,322,973	2,052,145	11/5/08	33,416
Euro	367,634	570,260	11/5/08	12,256
Euro	196,065	304,129	11/5/08	3,768
Hong Kong Dollar	1,300,000	166,635	8/5/08	43
Japanese Yen	18,180,000	168,233	8/5/08	9,322
Japanese Yen	51,570,000	477,214	8/5/08	10,049
Japanese Yen	36,437,815	337,185	8/5/08	3,674
Japanese Yen	136,894,213	1,266,781	8/5/08	9,741
Japanese Yen	18,180,000	169,137	11/5/08	3,015
Swedish Krona	1,563,082	258,137	8/5/08	6,913
Swedish Krona	1,000,000	165,146	8/5/08	3,545
Swedish Krona	295,096	48,734	8/5/08	457
Swedish Krona	1,563,082	256,788	11/5/08	3,908
Swedish Krona	750,000	123,212	11/5/08	665

				$185,260

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(63,537)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

*    *    *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer
Date:	September 26, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer
Date:	September 26, 2008